Segment Information and Revenue Analysis (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 64,932,937	$ 48,938,593	$ 31,361,976
IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	61,755,355	47,159,651	29,146,470
Customized It Solution Service [Member]
Segment Reporting Information [Line Items]
Revenues	3,041,482	1,634,100	1,846,423
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 136,100	$ 144,842	$ 369,083